Submission	Nov. 05, 2026
Submission [Line Items]
Central Index Key	0001311370
Registrant Name	Lazard, Inc.
Registration File Number	333-285808
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES